Note 9 - Other Disclosures - Fair Value of the Share Options (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Weighted average share price (EUR) (in EUR per share) | € / shares	€ 22.01
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.06
Expected volatility	75.00%
Option life (yrs.)	1.29
Expected dividends (EUR)	€ 0
Risk-free interest rate	(0.73%)
Lack of marketability discount	14.39%
Number of share options outstanding in share-based payment arrangement at end of period	1,507,281	1,562,977	1,805,100
(Increase)/decrease in equity (kEUR)	€ (572)	€ 1,447	€ 1,981
Employee stock option program (ESOP) [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	536,209	583,993
Weighted average fair value at grant date (EUR) (in EUR per share) | € / shares	€ 0	€ 0.86
Income for the period (kEUR)	€ 308
(Increase)/decrease in equity (kEUR)	€ (308)	€ 308
Expense for the period (kEUR)		€ 308